Net Revenue from sales and Services (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Net Revenue from sales and Services
Gross revenue		R$ 284,148	R$ 1,111,739	R$ 1,110,157
Deductions from gross revenue
Taxes		(3,193)	(6,431)	(9,292)
Discounts		(3,687)	(8,609)	(38,901)
Returns		(30,907)	(99,071)	(72,281)
Net revenue		246,361	997,628	989,683
Sales		241,221	967,374	971,250
Services		5,140	30,254	18,433
Net revenue		246,361	997,628	989,683
Total Content & EdTech Platform
Net Revenue from sales and Services
Gross revenue		273,247	1,014,107	997,805
Deductions from gross revenue
Taxes		(2,712)	(4,171)	(6,053)
Discounts		(3,687)	(8,609)	(38,901)
Returns		(30,369)	(92,921)	(70,592)
Net revenue		236,479	908,406	882,259
Net revenue		236,479	908,406	882,259
Learning Systems
Net Revenue from sales and Services
Gross revenue		101,097	608,200	542,070
Deductions from gross revenue
Taxes		(624)	(40)	(79)
Discounts		(3,263)	(8,603)	(37,989)
Returns		(1,443)	(17,553)	(9,350)
Net revenue		95,767	582,003	494,652
Net revenue		95,767	582,003	494,652
Textbooks
Net Revenue from sales and Services
Gross revenue		138,017	308,298	339,535
Deductions from gross revenue
Taxes		(858)	(250)	(2,251)
Discounts
Returns		(28,867)	(72,488)	(58,757)
Net revenue		108,292	235,560	278,527
Net revenue		108,292	235,560	278,527
Complementary Education Services
Net Revenue from sales and Services
Gross revenue		1,725	63,491	33,106
Deductions from gross revenue
Taxes			(17)	(37)
Discounts			(6)	(1)
Returns		(39)	(2,880)	(1,880)
Net revenue		1,686	60,588	31,188
Net revenue		1,686	60,588	31,188
Other services
Net Revenue from sales and Services
Gross revenue	[1]	32,408	34,118	83,094
Deductions from gross revenue
Taxes	[1]	(1,230)	(3,864)	(3,686)
Discounts	[1]	(424)		(911)
Returns	[1]	(20)		(605)
Net revenue	[1]	30,734	30,254	77,892
Net revenue	[1]	30,734	30,254	77,892
Total Digital Services Platform - Ecommerce
Net Revenue from sales and Services
Gross revenue		10,901	97,632	112,352
Deductions from gross revenue
Taxes		(481)	(2,261)	(3,239)
Returns		(538)	(6,149)	(1,689)
Net revenue		9,882	89,222	107,424
Net revenue		R$ 9,882	R$ 89,222	R$ 107,424

[1]	Refers also to revenue from sales of textbooks used in preparatory courses for university admission exams.